Rule 497(e)

File Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Supplement to Each Fund’s Prospectus

Dated June 5, 2026

June 22, 2026

Corgi MSTR 2x Daily ETF (MSTC)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi COIN 2x Daily ETF (COIX)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi GLXY 2x Daily ETF (GLX)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi CIFR 2x Daily ETF (CIFC)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi CRCL 2x Daily ETF (CIR)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi HOOD 2x Daily ETF (HOOC)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi BMNR 2x Daily ETF (BNMC)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi MARA 2x Daily ETF (MHX)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Corgi IREN 2x Daily ETF (IREC)

Effective immediately, the “Principal Investment Strategies” section of the Fund’s prospectus is hereby supplemented by adding the following clarifying language at the end of that section:

“For the avoidance of doubt, the Fund is not a "cryptocurrency fund" and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.”

Please Keep This Supplement With Your Prospectus For Future Reference